UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006

Commission File Number of issuing entity: 333-134461-02


                 NovaStar Mortgage Funding Trust, Series 2006-3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-134461


                      NovaStar Mortgage Funding Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   48-1194616
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
4 New York Plaza, 6th Floor
New York, NY                                                      10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1A           [   ]           [   ]           [ x ]
    A2A           [   ]           [   ]           [ x ]
    A2B           [   ]           [   ]           [ x ]
    A2C           [   ]           [   ]           [ x ]
    A2D           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]
    M11           [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-3, NovaStar Home Equity Loan Asset-Backed Certificates, Series 2006-3.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Mortgage Funding Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: December 29, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1          Monthly Statement to Certificateholders


                                  EXHIBIT 99.1
                 Novastar Mortgage Funding Trust, Series 2006-3
                                December 26, 2006


                                Table of Contents
Distribution Report   ....................................................   2
Factor Report   ..........................................................   3
REO Group Report   .......................................................   9


IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                          ADMINISTRATOR LISTED BELOW:
                                Ariella Kaminer
            JPMorgan Chase Bank, N.A. - Structured Finance Services
                          4 New York Plaza, Floor 6,
                           New York, New York 10004
                   Tel: (212) 623-5431 / Fax: (212) 623-5931
                     Email: ariella.x.kaminer@jpmchase.com


                                                            EXHIBIT 99.1
                                          Novastar Mortgage Funding Trust, Series 2006-3
                                                         December 26, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       599,172,000.00    562,315,386.62   18,228,537.31    2,473,250.51    20,701,787.82   0.00         0.00      544,086,849.31
A2A       122,600,000.00    105,323,418.05    7,209,079.16      458,156.87     7,667,236.03   0.00         0.00       98,114,338.89
A2B        92,000,000.00     92,000,000.00            0.00      402,423.33       402,423.33   0.00         0.00       92,000,000.00
A2C        82,800,000.00     82,800,000.00            0.00      365,516.00       365,516.00   0.00         0.00       82,800,000.00
A2D        25,228,000.00     25,228,000.00            0.00      113,196.63       113,196.63   0.00         0.00       25,228,000.00
M1         66,550,000.00     66,550,000.00            0.00      301,286.64       301,286.64   0.00         0.00       66,550,000.00
M2         18,150,000.00     18,150,000.00            0.00       82,753.92        82,753.92   0.00         0.00       18,150,000.00
M3         15,950,000.00     15,950,000.00            0.00       73,108.60        73,108.60   0.00         0.00       15,950,000.00
M4         15,950,000.00     15,950,000.00            0.00       73,494.06        73,494.06   0.00         0.00       15,950,000.00
M5         11,000,000.00     11,000,000.00            0.00       51,483.06        51,483.06   0.00         0.00       11,000,000.00
M6          9,350,000.00      9,350,000.00            0.00       47,601.89        47,601.89   0.00         0.00        9,350,000.00
M7          7,150,000.00      7,150,000.00            0.00       36,977.42        36,977.42   0.00         0.00        7,150,000.00
M8          9,350,000.00      9,350,000.00            0.00       54,380.64        54,380.64   0.00         0.00        9,350,000.00
M9          8,250,000.00      8,250,000.00            0.00       51,970.42        51,970.42   0.00         0.00        8,250,000.00
M10         5,500,000.00      5,500,000.00            0.00       34,646.94        34,646.94   0.00         0.00        5,500,000.00
M11         5,500,000.00      5,500,000.00            0.00       34,646.94        34,646.94   0.00         0.00        5,500,000.00
R                   0.00              0.00            0.00            0.00             0.00   0.00         0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,094,500,000.00  1,040,366,804.67   25,437,616.47    4,654,893.87    30,092,510.34   0.00         0.00    1,014,929,188.20
-----------------------------------------------------------------------------------------------------------------------------------
CA        707,169,900.00    707,169,900.00            0.00    2,328,997.94     2,328,997.94   0.00         0.00      707,169,900.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A        66988WAA4        938.48742368    30.42287909     4.12778052    34.55065961       908.06454459          5.460000%
A2A        66988WAB2        859.08171330    58.80162447     3.73700547    62.53862994       800.28008883          5.400000%
A2B        66988WAC0      1,000.00000000     0.00000000     4.37416663     4.37416663     1,000.00000000          5.430000%
A2C        66988WAD8      1,000.00000000     0.00000000     4.41444444     4.41444444     1,000.00000000          5.480000%
A2D        66988WAE6      1,000.00000000     0.00000000     4.48694427     4.48694427     1,000.00000000          5.570000%
M1         66988WAF3      1,000.00000000     0.00000000     4.52722224     4.52722224     1,000.00000000          5.620000%
M2         66988WAG1      1,000.00000000     0.00000000     4.55944463     4.55944463     1,000.00000000          5.660000%
M3         66988WAH9      1,000.00000000     0.00000000     4.58361129     4.58361129     1,000.00000000          5.690000%
M4         66988WAJ5      1,000.00000000     0.00000000     4.60777806     4.60777806     1,000.00000000          5.720000%
M5         66988WAK2      1,000.00000000     0.00000000     4.68027818     4.68027818     1,000.00000000          5.810000%
M6         66988WAL0      1,000.00000000     0.00000000     5.09111123     5.09111123     1,000.00000000          6.320000%
M7         66988WAM8      1,000.00000000     0.00000000     5.17166713     5.17166713     1,000.00000000          6.420000%
M8         66988WAN6      1,000.00000000     0.00000000     5.81611123     5.81611123     1,000.00000000          7.220000%
M9         66988WAP1      1,000.00000000     0.00000000     6.29944485     6.29944485     1,000.00000000          7.820000%
M10        66988WAQ9      1,000.00000000     0.00000000     6.29944364     6.29944364     1,000.00000000          7.820000%
M11        66988WAR7      1,000.00000000     0.00000000     6.29944364     6.29944364     1,000.00000000          7.820000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                      950.54070778    23.24131244     4.25298663    27.49429908       927.29939534
-----------------------------------------------------------------------------------------------------------------------------------
CA         66988WAT3      1,000.00000000     0.00000000     3.29340649     3.29340649     1,000.00000000          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                         Novastar Mortgage Funding Trust, Series 2006-3
                                                        December 26, 2006

                         Available Funds - Group I                                                           22,851,512.62
                         Available Funds - Group II                                                           9,658,741.98

Principal
                         Group I Scheduled Principal                                                            332,558.12
                         Group I Prepayments in Full                                                         17,831,873.31
                         Group I Curtailments                                                                    -4,096.57
                         Group I Net Liquidation Proceeds                                                             0.00
                         Group I Realized Losses                                                                      0.00

                         Group II Scheduled Principal                                                           137,879.82
                         Group II Prepayments in Full                                                         7,073,605.18
                         Group II Curtailments                                                                  -24,030.37
                         Group II Net Liquidation Proceeds                                                            0.00
                         Group II Realized Losses                                                                95,175.42

                         Total Scheduled Principal                                                              470,437.94
                         Total Prepayments in Full                                                           24,905,478.49
                         Total Curtailments                                                                     -28,126.94
                         Total Net Liquidation Proceeds                                                               0.00
                         Total Realized Losses                                                                   95,175.42

Distributions of Principal
                         Class A-1A                                                                          18,228,537.31
                         Class A-2A                                                                           7,209,079.16
                         Class A-2B                                                                                   0.00
                         Class A-2C                                                                                   0.00
                         Class A-2D                                                                                   0.00
                         Class M-1                                                                                    0.00
                         Class M-4                                                                                    0.00
                         Class M-5                                                                                    0.00
                         Class M-6                                                                                    0.00
                         Class M-2                                                                                    0.00
                         Class M-3                                                                                    0.00
                         Class M7                                                                                     0.00
                         Class M8                                                                                     0.00
                         Class M9                                                                                     0.00
                         Class M10                                                                                    0.00
                         Class M11                                                                                    0.00

Distributions of Interest
                         Class A-1A                                                                           2,473,250.51
                         Class A-2A                                                                             458,156.87
                         Class A-2b                                                                             402,423.33
                         Class A-2C                                                                             365,516.00
                         Class A-2D                                                                             113,196.63
                         Class M-1                                                                              301,286.64
                         Class M-2                                                                               82,753.92
                         Class M-3                                                                               73,108.60
                         Class M-4                                                                               73,494.06
                         Class M-5                                                                               51,483.06
                         Class M-6                                                                               47,601.89
                         Class M-7                                                                               36,977.42
                         Class M-8                                                                               54,380.64
                         Class M-9                                                                               51,970.42
                         Class M-10                                                                              34,646.94
                         Class M-11                                                                              34,646.94

Pool Balances
                         Group I Beginning Pool Balance                                                     678,227,017.00
                         Group I Ending Pool Balance                                                        660,066,682.10
                         Group II Beginning Pool Balance                                                    367,639,787.70
                         Group II Ending Pool Balance                                                       360,362,506.10
                         Total Beginning Pool Balance                                                     1,045,866,804.70
                         Total Ending Pool Balance                                                        1,020,429,188.20

Mortgage Loan Information as of Determination Date

                         Number of Mortgage Loans                                                                    6,517
                         Aggregate Principal Balance of Mortgage Loans                                    1,020,429,188.20
                         Beginning Weighted Average Mortgage Rate                                                  8.9718%
                         Swap Funds Outgoing Payment                                                                  0.00
                         Swap Funds Received                                                                      8,888.19
                         Wachovia Swap                                                                                0.00
                         Deutsche Swap                                                                                0.00
                         Royal Bank of Scotland Swap                                                              8,888.19

                         Cap Funds Received                                                                       1,127.78
                         Cap Fee                                                                                 99,691.67

Loans Delinquent
                         Contractual Delinquency - Group I
                         Balance of 0-30 Days                                                               616,290,837.20
                         Number of 0-30 Days                                                                         4,260
                         Balance of 30-59 Days                                                               17,543,311.89
                         Number of 30-59 Days                                                                          119
                         Balance of 60-89 Days                                                                9,677,576.72
                         Number of 60-89 Days                                                                           63
                         Balance of 90+ Days                                                                    744,983.28
                         Number of 90+ Days                                                                              6

Contractual Bankruptcy - Group I
                         Balance of 0-30 Days                                                                   398,105.34
                         Number of 0-30 Days                                                                             3
                         Balance of 30-59 Days                                                                  168,432.75
                         Number of 30-59 Days                                                                            2
                         Balance of 60-89 Days                                                                  296,961.87
                         Number of 60-89 Days                                                                            2
                         Balance of 90+ Days                                                                    875,441.86
                         Number of 90+ Days                                                                              7

Legal Delinquency - Group I
                         Balance of 0-30 Days                                                               616,290,837.20
                         Number of 0-30 Days                                                                         4,260
                         Balance of 30-59 Days                                                               17,543,311.89
                         Number of 30-59 Days                                                                          119
                         Balance of 60-89 Days                                                                9,677,576.72
                         Number of 60-89 Days                                                                           63
                         Balance of 90+ Days                                                                    744,983.28
                         Number of 90+ Days                                                                              6

Legal Bankruptcy - Group I
                         Balance of 0-30 Days                                                                   938,308.94
                         Number of 0-30 Days                                                                             8
                         Balance of 30-59 Days                                                                  348,526.52
                         Number of 30-59 Days                                                                            3
                         Balance of 60-89 Days                                                                  219,100.15
                         Number of 60-89 Days                                                                            2
                         Balance of 90+ Days                                                                    233,006.21
                         Number of 90+ Days                                                                              1

Loans in Foreclosure - Group I
                         Balance of 0-30 Days                                                                   288,104.13
                         Number of 0-30 Days                                                                             2
                         Balance of 30-59 Days                                                                        0.00
                         Number of 30-59 Days                                                                            0
                         Balance of 60-89 Days                                                                  778,227.54
                         Number of 60-89 Days                                                                            6
                         Balance of 90+ Days                                                                 10,297,723.33
                         Number of 90+ Days                                                                             70

Contractual Delinquency - Group II
                         Balance of 0-30 Days                                                               320,689,788.70
                         Number of 0-30 Days                                                                         1,778
                         Balance of 30-59 Days                                                               10,587,696.23
                         Number of 30-59 Days                                                                           47
                         Balance of 60-89 Days                                                               10,009,059.72
                         Number of 60-89 Days                                                                           41
                         Balance of 90+ Days                                                                    307,131.78
                         Number of 90+ Days                                                                              3

Contractual Bankruptcy - Group II
                         Balance of 0-30 Days                                                                   668,188.79
                         Number of 0-30 Days                                                                             5
                         Balance of 30-59 Days                                                                   63,069.42
                         Number of 30-59 Days                                                                            1
                         Balance of 60-89 Days                                                                        0.00
                         Number of 60-89 Days                                                                            0
                         Balance of 90+ Days                                                                     20,176.93
                         Number of 90+ Days                                                                              1

Legal Delinquency - Group II
                         Balance of 0-30 Days                                                               320,689,788.70
                         Number of 0-30 Days                                                                         1,778
                         Balance of 30-59 Days                                                               10,587,696.23
                         Number of 30-59 Days                                                                           47
                         Balance of 60-89 Days                                                               10,009,059.72
                         Number of 60-89 Days                                                                           41
                         Balance of 90+ Days                                                                    307,131.78
                         Number of 90+ Days                                                                              3

Legal Bankruptcy - Group II
                         Balance of 0-30 Days                                                                   688,365.72
                         Number of 0-30 Days                                                                             6
                         Balance of 30-59 Days                                                                   63,069.42
                         Number of 30-59 Days                                                                            1
                         Balance of 60-89 Days                                                                        0.00
                         Number of 60-89 Days                                                                            0
                         Balance of 90+ Days                                                                          0.00
                         Number of 90+ Days                                                                              0

Loans in Foreclosure - Group II                                                                                       0.00
                         Balance of 0-30 Days                                                                         0.00
                         Number of 0-30 Days                                                                             0
                         Balance of 30-59 Days                                                                   27,536.91
                         Number of 30-59 Days                                                                            1
                         Balance of 60-89 Days                                                                  876,203.14
                         Number of 60-89 Days                                                                            4
                         Balance of 90+ Days                                                                 10,819,259.91
                         Number of 90+ Days                                                                             42

Loans in REO
                         REO Group Report
                         Group Number      Number of Loans     Principal Balance     Percentage
                               1                 24              2,706,976.21           0.41%
                               2                 30              6,294,394.53           1.75%

Principal Prepayments
                         Group I Prepayments                                                                 17,831,873.31
                         Group II Prepayments                                                                 7,073,605.18

Realized Losses
                         Group I Liquidated Loan Balance                                                              0.00
                         Group I Net Liquidation Proceeds                                                             0.00
                         Group I Current Period Realized Losses                                                       0.00
                         Group I Recoveries of Prior Losses                                                           0.00
                         Group I Subsequent Losses                                                                    0.00

                         Group I Cumulative Liquidated Loan Balance                                             190,182.34
                         Group I Cumulative Net Liquidation Proceeds                                            185,428.25
                         Group I Cumulative Recoveries of Prior Losses                                                0.00
                         Group I Cumulative Subsequent Losses                                                         0.00
                         Group I Cumulative Realized Losses                                                       4,754.09

                         Group II Liquidated Loan Balance                                                        89,827.03
                         Group II Net Liquidation Proceeds                                                            0.00
                         Group II Current Period Realized Losses                                                 95,175.42
                         Group II Recoveries of Prior Losses                                                          0.00
                         Group II Subsequent Losses                                                                   0.00

                         Group II Cumulative Liquidated Loan Balance                                            193,544.56
                         Group II Cumulative Net Liquidation Proceeds                                                 0.00
                         Group II Cumulative Recoveries of Prior Losses                                               0.00
                         Group II Cumulative Subsequent Losses                                                        0.00
                         Group II Cumulative Realized Losses                                                    203,375.06


                         Total Liquidated Loan Balance                                                           89,827.03
                         Total Net Liquidation Proceeds                                                               0.00
                         Total Current Period Realized Losses                                                    95,175.42
                         Total Recoveries of Prior Losses                                                             0.00
                         Total Subsequent Losses                                                                      0.00

                         Total Cumulative Liquidated Loan Balance                                               383,726.90
                         Total Cumulative Net Liquidation Proceeds                                              185,428.25
                         Total Cumulative Recoveries of Prior Losses                                                  0.00
                         Total Cumulative Subsequent Losses                                                           0.00
                         Total Cumulative Realized Losses                                                       208,129.15

Unpaid Interest Shortfall Amounts

                         Unpaid Interest Shortfall - A-1A                                                             0.00
                         Unpaid Interest Shortfall - A-2A                                                             0.00
                         Unpaid Interest Shortfall - A-2B                                                             0.00
                         Unpaid Interest Shortfall - A-2C                                                             0.00
                         Unpaid Interest Shortfall - A-2D                                                             0.00
                         Unpaid Interest Shortfall - M-1                                                              0.00
                         Unpaid Interest Shortfall - M-2                                                              0.00
                         Unpaid Interest Shortfall - M-3                                                              0.00
                         Unpaid Interest Shortfall - M-4                                                              0.00
                         Unpaid Interest Shortfall - M-5                                                              0.00
                         Unpaid Interest Shortfall - M-6                                                              0.00
                         Unpaid Interest Shortfall - M7                                                               0.00
                         Unpaid Interest Shortfall - M8                                                               0.00
                         Unpaid Interest Shortfall - M9                                                               0.00
                         Unpaid Interest Shortfall - M10                                                              0.00
                         Unpaid Interest Shortfall - M11                                                              0.00

                         Prepayment Interest Shortfalls not covered by the Servicer                                   0.00

                         Credit Enhancement Percentage                                                              17.45%

Available Funds Cap Shortfall Amount

                         Current Period Available Funds Cap Shortfall Amount - A-1A                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2A                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2B                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2C                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - A-2D                                   0.00
                         Current Period Available Funds Cap Shortfall Amount - M-1                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-2                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-3                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-4                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-5                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M-6                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M7                                     0.00
                         Current Period Available Funds Cap Shortfall Amount - M8                                     0.00
                         Current Period Available Funds Cap Shortfall Amount - M9                                     0.00
                         Current Period Available Funds Cap Shortfall Amount - M10                                    0.00
                         Current Period Available Funds Cap Shortfall Amount - M11                                    0.00

                         Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- A-2D                                0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-1                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-2                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-3                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-4                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-5                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M-6                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M7                                  0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M8                                  0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M9                                  0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M10                                 0.00
                         Available Funds Cap Shortfall Amount Repaid This Period- M11                                 0.00

                         Remaining Available Funds Cap Shortfall Amount - A-1A                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2A                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2B                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2C                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - A-2D                                        0.00
                         Remaining Available Funds Cap Shortfall Amount - M-1                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-2                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-3                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-4                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-5                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M-6                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M7                                          0.00
                         Remaining Available Funds Cap Shortfall Amount - M8                                          0.00
                         Remaining Available Funds Cap Shortfall Amount - M9                                          0.00
                         Remaining Available Funds Cap Shortfall Amount - M10                                         0.00
                         Remaining Available Funds Cap Shortfall Amount - M11                                         0.00

REMIC Pass-Thru Rates
                         REMIC Pass-Thru Rate - A-1A                                                               5.4600%
                         REMIC Pass-Thru Rate - A-2A                                                               5.4000%
                         REMIC Pass-Thru Rate - A-2B                                                               5.4300%
                         REMIC Pass-Thru Rate - A-2C                                                               5.4800%
                         REMIC Pass-Thru Rate - A-2D                                                               5.5700%
                         REMIC Pass-Thru Rate - M-1                                                                5.6200%
                         REMIC Pass-Thru Rate - M-2                                                                5.6600%
                         REMIC Pass-Thru Rate - M-3                                                                5.6900%
                         REMIC Pass-Thru Rate - M-4                                                                5.7200%
                         REMIC Pass-Thru Rate - M-5                                                                5.8100%
                         REMIC Pass-Thru Rate - M-6                                                                6.3200%
                         REMIC Pass-Thru Rate - M7                                                                 6.4200%
                         REMIC Pass-Thru Rate - M8                                                                 7.2200%
                         REMIC Pass-Thru Rate - M9                                                                 7.8200%
                         REMIC Pass-Thru Rate - M10                                                                7.8200%
                         REMIC Pass-Thru Rate - M11                                                                7.8200%

                         Next REMIC Pass-Thru Rate - A-1A                                                          5.4900%
                         Next REMIC Pass-Thru Rate - A-2A                                                          5.4300%
                         Next REMIC Pass-Thru Rate - A-2B                                                          5.4600%
                         Next REMIC Pass-Thru Rate - A-2C                                                          5.5100%
                         Next REMIC Pass-Thru Rate - A-2D                                                          5.6000%
                         Next REMIC Pass-Thru Rate - M-1                                                           5.6500%
                         Next REMIC Pass-Thru Rate - M-2                                                           5.6900%
                         Next REMIC Pass-Thru Rate - M-3                                                           5.7200%
                         Next REMIC Pass-Thru Rate - M-4                                                           5.7500%
                         Next REMIC Pass-Thru Rate - M-5                                                           5.8400%
                         Next REMIC Pass-Thru Rate - M-6                                                           6.3500%
                         Next REMIC Pass-Thru Rate - M-7                                                           6.4500%
                         Next REMIC Pass-Thru Rate - M-8                                                           7.2500%
                         Next REMIC Pass-Thru Rate - M-9                                                           7.8500%
                         Next REMIC Pass-Thru Rate - M-10                                                          7.8500%
                         Next REMIC Pass-Thru Rate - M-11                                                          7.8500%

                         Underwritten Noteholders Principal Balance                                       1,014,929,188.20

Overcollateralization Amounts

                         Required Overcollateralization Amount                                                5,500,000.00
                         Overcollateralization Amount                                                         5,500,000.00

                         Excess Cashflow                                                                      1,963,914.61

Mortgage Insurance
                         MI Premiums                                                                            575,657.53
                         Insurance Proceeds                                                                           0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.